Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,918,562		$ 1,810,374
Unamortized discount and debt issuance costs	(18,340)		(12,382)
Total debt	1,900,222		1,797,992
Less current portion	(155,261)		(552,404)
Long-term debt	1,744,961		1,245,588
U.S. Dollar-denominated Revolving Credit Facilities due from 2018 to 2022
Debt Instrument [Line Items]
Total principal	195,000		254,275
U.S. Dollar-denominated Term Loans due from 2019 to 2031
Debt Instrument [Line Items]
Total principal	1,140,299		935,286
Norwegian Kroner-denominated Bonds due from 2020 to 2023
Debt Instrument [Line Items]
Total principal	374,040		377,856
Euro-denominated Term Loans due from 2023 to 2024
Debt Instrument [Line Items]
Total principal	205,923	€ 177.4	232,957	€ 194.1
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total principal	$ 3,300		$ 10,000